COMMITMENTS AND CONTINGENCIES - Contractual obligations and commercial commitments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES
Outstanding letters of credit	$ 20,900
Outstanding purchase commitments, including agreements that are non-cancelable and cancelable	106,300
Uncertain Tax Positions
Gross unrecognized tax benefits	18,728	$ 20,137	$ 22,694	$ 45,382
Unrecognized tax benefits that would impact the annual effective tax rate if recognized	2,061	$ 3,470	$ 6,027
Unrecognized tax benefits if recognized, would impact certain deferred tax assets	$ 16,700